Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 29, 2023	Jan. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance SEC rules, this section presents information about the relationship between compensation paid to our executives and certain Company financial performance metrics. For information about the Company’s compensation philosophy and objectives, please refer to the compensation discussion and analysis above, under the heading “Director and Executive Compensation.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Core & Main Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (millions) (5)	MICP Adjusted EBITDA (millions)
2022	$5,564,480	$6,240,946	$1,710,361	$1,896,515	$91.43	$103.74	$530	$924
2021	2,292,431	3,348,965	979,397	1,381,409	98.95	97.17	166	604
(1)Reflects the amount of total compensation reported in the Summary Compensation Table (“SCT”) for Stephen LeClair, our Principal Executive Officer (“PEO”) for the applicable year. See “Director and Executive Compensation—Summary Compensation Table.”
(2)Reflects the average of the total compensation reported in the SCT for the Company’s NEOs as a group (excluding Mr. LeClair) for the applicable year. The NEOs included in this calculation for each of 2021 and 2022 are Mark Witkowski, John Schaller, Mark Whittenburg, and Bradford Cowles. See “Director and Executive Compensation—Summary Compensation Table.”
(3)Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to Mr. LeClair or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for Mr. LeClair and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:

	2022		2021
SCT to CAP Reconciliation	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Reported SCT Total Compensation	$5,564,480	$1,710,361	$2,292,431	$979,397
Value of stock options and RSUs reported in SCT	(2,975,049)	(625,652)	—	—
Year-end fair value of unvested stock options and RSUs granted in the current fiscal year	3,393,622	713,678	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—	(103,989)	(39,568)
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	257,893	98,128	1,160,523	441,580
Total Adjustments	676,466	186,154	1,056,534	402,012
CAP:	$6,240,946	$1,896,515	$3,348,965	$1,381,409
The fair value of stock options reported in this table were determined using the Black-Scholes option pricing model. The assumptions used for purposes of calculating fair values of stock options as of the vesting date or fiscal year-end date, as applicable, are (i) the expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and remaining term as of the applicable vesting date or fiscal year end date; (ii) the exercise price is based on each grant date closing price and asset price is based on the applicable vesting date or fiscal year end closing price; (iii) the risk free interest rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the applicable vesting date or fiscal year end date; and (iv) historical volatility is based on daily price history for the expected life of the stock option prior to the applicable vesting date or fiscal year end date. The portion of CAP that is based on fiscal year-end share price reflects a value of $21.67 and $23.45 for 2022 and 2021, respectively.
(4)Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 400 Industrials Index, a published industry index.
(5)Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Company’s 2022 Form 10-K for the applicable fiscal year.
	(6)MICP Adjusted EBITDA is calculated as Adjusted EBITDA (calculated as described in our 2022 Form 10-K) less the estimated Adjusted EBITDA of acquisitions completed subsequent to the establishment of the MICP Adjusted EBITDA target. See “Director and Executive Compensation – Elements of Our Executive Compensation Program – Short-Term Incentives”. The Company has determined that MICP Adjusted EBITDA is the most important performance measure used by the company to link compensation actually paid to the company’s NEOs to company performance.
Named Executive Officers, Footnote [Text Block]	The NEOs included in this calculation for each of 2021 and 2022 are Mark Witkowski, John Schaller, Mark Whittenburg, and Bradford Cowles.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the S&P 400 Industrials Index, a published industry index.
PEO Total Compensation Amount	$ 5,564,480	$ 2,292,431
PEO Actually Paid Compensation Amount	6,240,946	3,348,965
Non-PEO NEO Average Total Compensation Amount	1,710,361	979,397
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,896,515	1,381,409
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	From 2021 to 2022, PEO CAP increased by $3,272,049 or 143%, and the average CAP for the non-PEO NEOs increased by $730,964 or 75%. For the same period, net income increased by $364 million or 219%, and MICP Adjusted EBITDA increased by $320 million or 53%. Also during this period, cumulative Core & Main TSR was -8.57%, and cumulative TSR for the S&P 400 Industrial Index was 3.74%.
Compensation Actually Paid vs. Net Income [Text Block]	From 2021 to 2022, PEO CAP increased by $3,272,049 or 143%, and the average CAP for the non-PEO NEOs increased by $730,964 or 75%. For the same period, net income increased by $364 million or 219%, and MICP Adjusted EBITDA increased by $320 million or 53%. Also during this period, cumulative Core & Main TSR was -8.57%, and cumulative TSR for the S&P 400 Industrial Index was 3.74%.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	From 2021 to 2022, PEO CAP increased by $3,272,049 or 143%, and the average CAP for the non-PEO NEOs increased by $730,964 or 75%. For the same period, net income increased by $364 million or 219%, and MICP Adjusted EBITDA increased by $320 million or 53%. Also during this period, cumulative Core & Main TSR was -8.57%, and cumulative TSR for the S&P 400 Industrial Index was 3.74%.
Total Shareholder Return Vs Peer Group [Text Block]	From 2021 to 2022, PEO CAP increased by $3,272,049 or 143%, and the average CAP for the non-PEO NEOs increased by $730,964 or 75%. For the same period, net income increased by $364 million or 219%, and MICP Adjusted EBITDA increased by $320 million or 53%. Also during this period, cumulative Core & Main TSR was -8.57%, and cumulative TSR for the S&P 400 Industrial Index was 3.74%
Tabular List [Table Text Block]
Performance Measures
The performance measures listed below represent, in the Company’s assessment, the most important performance measures that link compensation actually paid to our NEOs for fiscal 2022 to company performance. The Company uses MICP Adjusted EBITDA and MICP Working Capital Percentage in its annual cash incentive program, and share price is a key determinant of the value of long-term incentive awards held by our NEOs in the form of stock options and RSUs.

Most Important Measures for 2022
MICP Adjusted EBITDA
MICP Working Capital Percentage (1)
Share price
(1)Calculated as year-end accounts receivable plus inventory less accounts payable, as a percentage of fiscal 2022 net sales. The MICP Working Capital Percentage is also adjusted to exclude the same acquisitions as were excluded for the MICP Adjusted EBITDA calculation (see “Director and Executive Compensation – Elements of Our Executive Compensation Program – Short-Term Incentives”).

Total Shareholder Return Amount	$ 91.43	98.95
Peer Group Total Shareholder Return Amount	103.74	97.17
Net Income (Loss)	$ 530,000,000	$ 166,000,000
Company Selected Measure Amount	924,000,000	604,000,000
PEO Name	Stephen LeClair
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	MICP Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	MICP Working Capital Percentage (1)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Share price
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	MICP Adjusted EBITDA is calculated as Adjusted EBITDA (calculated as described in our 2022 Form 10-K) less the estimated Adjusted EBITDA of acquisitions completed subsequent to the establishment of the MICP Adjusted EBITDA target. See “Director and Executive Compensation – Elements of Our Executive Compensation Program – Short-Term Incentives”. The Company has determined that MICP Adjusted EBITDA is the most important performance measure used by the company to link compensation actually paid to the company’s NEOs to company performance.
PEO [Member] | Value Of Stock Options and RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,975,049)	$ 0
PEO [Member] | Year-End Fair Value Of Unvested Stock Options and RSUs Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,393,622	0
PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(103,989)
PEO [Member] | Difference In Fair Values Between Prior Year-End Fair Values And Vesting Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	257,893	1,160,523
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	676,466	1,056,534
Non-PEO NEO [Member] | Value Of Stock Options and RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(625,652)	0
Non-PEO NEO [Member] | Year-End Fair Value Of Unvested Stock Options and RSUs Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	713,678	0
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(39,568)
Non-PEO NEO [Member] | Difference In Fair Values Between Prior Year-End Fair Values And Vesting Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,128	441,580
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 186,154	$ 402,012